Schedule of Segment Reporting Information, Revenues by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 1	$ (73,626,439)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 2	(25,274,513)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 3	13,528,609
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 4	(45,416,339)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 5	(59,348,773)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 6	(3,294,203)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 7	(333,801)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 8	(1,056,627)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 9	(707,273)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 10	(119,376,579)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 11	(85,679,913)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 12	9,527,133
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 13	4,160,238
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 14	173,138
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 15	2,478,411
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 16	460,381
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 17	343,289
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 18	317,190
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 19	(5,553,522)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 20	(4,646,818)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 21	(2,948,406)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 22	(120,309,482)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 23	(89,810,304)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 24	9,374,328
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 25	(1,896,545)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 26	(812,254)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 27	(804,149)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 28	(122,206,027)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 29	(90,622,558)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 30	8,570,179
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 31	2,969,204
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 32	992,050
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 33	(660,781)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 34	(119,236,823)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 35	(89,630,508)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 36	$ 7,909,398